S000079198 [Member] Investment Objectives and Goals - iShares ESG Aware MSCI USA Value ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG AWARE MSCI USA VALUE ETF Ticker: EVUSStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware MSCI USA Value ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit value characteristics as well as positive environmental, social and governance characteristics, as identified by the index provider, and risk and return characteristics similar to those of the parent index.